Investments	12 Months Ended
Dec. 31, 2016
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Short-term investments
- Trading securities investments	6,776,400	5,210,000	750,396
Trust products	6,776,400	5,210,000	750,396
- Held-to-maturity investments	65,670,202	20,000,000	2,880,599
Trust products	15,640,080	20,000,000	2,880,599
Asset management plans	50,030,122	—	—

Total short-term investments	72,446,602	25,210,000	3,630,995
Long-term investments
- Held-to-maturity investments	44,859,168	—	—
Trust products	29,875,953	—	—
Asset management plans	5,146,575	—	—
Real estate funds	9,836,640	—	—

Investments at cost method	60,450,000	70,450,000	10,146,911

Total investments	177,755,770	95,660,000	13,777,906

Trading securities investments consist of an investment in a trust product that could be redeemed at any time. The investment is recorded at fair value on a recurring basis. The fair value is from unadjusted quoted price in active market and therefore is classified as Level 1 measurement. The Group recorded investment income on these investments of RMB1,222,907 and RMB3,801,448 for the years ended December 31, 2014 and 2015, and investment loss of RMB1,566,400 for the year ended December 31, 2016.

Held-to-maturity investments consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on the following investments:

	For year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Trust products	2,221,785	3,024,672	3,383,521
Asset management plans	5,066,018	5,022,717	4,383,407
Real estate funds	613,213	2,359,449	811,521

Total	7,901,016	10,406,838	8,578,449

The Group recorded an impairment loss due to credit loss of RMB800,000, RMB3,200,000 and nil for years ended December 31, 2014, 2015 and 2016, respectively for held-to-maturity investments. The gross unrecognized gain was RMB915,933 and nil December 31, 2015 and 2016, respectively, representing the difference between the estimated fair value (Note 18) and carrying amount of the held-to-maturity investments.

There were no transfers of assets among trading, available-for-sale and held-to-maturity classifications during the period presented.

Investments at cost method consist of real estate fund of RMB10,000,000, private equity fund of RMB10,000,000 and private companies of RMB40,450,000 as of December 31, 2015. As of December 31, 2016, the investment in real estate fund was RMB10,000,000 and in private equity fund was RMB10,000,000 and in private companies was RMB40,450,000. In addition, the investment in convertible preferred shares of RMB 10,000,000 in a private company in 2016 was accounted for under the cost method given that the convertible preferred shares were not considered in-substance common stock due to the existence of certain terms such as redemption preference over ordinary shares.